Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,992,000)	$ (13,542,000)	$ (3,999,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	161,000	218,000	150,000
Depreciation	21,000	29,000	31,000
Amortization of debt issuance cost	11,000	15,000	45,000
Interest expense	44,000	60,000
Impairment of goodwill			664,000
Share-based payment expenses	7,237,000	9,807,000
Net effect of exchange rates changes	69,000	94,000
Changes in assets and liabilities:
Accounts receivable, net	(5,000)	(7,000)	68,000
Deposits, prepaid expenses and other current assets	(2,665,000)	(3,612,000)	(163,000)
Accounts payable	(1,221,000)	(1,654,000)	773,000
Accrued expenses and other current liabilities	(667,000)	(905,000)	(90,000)
Operating lease obligations	(18,000)	(25,000)
Net cash used in operating activities	(7,025,000)	(9,522,000)	(2,521,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment			(23,000)
Additions in intangible assets	(194,000)	(263,000)	(229,000)
Cash acquired from acquisition of subsidiaries			63,000
Net cash used in investing activities	(194,000)	(263,000)	(189,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of new Class A Shares	11,723,000	15,889,000
Proceeds from note from a shareholder	701,000	950,000	2,000,000
Repayments of note from a shareholder	(2,804,000)	(3,800,000)
Repayments of convertible loans	(1,455,000)	(1,972,000)
Net cash provided by financial activities	8,165,000	11,067,000	2,000,000
Net change in cash and cash equivalents	946,000	1,282,000	(710,000)
Cash and cash equivalents at beginning of year	1,250,000	1,694,000	3,007,000
Cash and cash equivalents at end of period	2,196,000	2,976,000	2,297,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	44,000	60,000
Cash paid for income tax
Non-cash investing activities:
Non-cash transactions from acquisition of subsidiaries			$ 600,000